SCHEDULE OF REMUNERATION OF DIRECTORS AND KEY MANAGEMENT PERSONNEL (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	$ 532,601	$ 464,489	$ 332,606
Wages and salaries [member]
IfrsStatementLineItems [Line Items]
Total	470,850	410,699	290,070
Defined contribution plans [member]
IfrsStatementLineItems [Line Items]
Total	51,845	46,762	39,122
Other short term benefits [member]
IfrsStatementLineItems [Line Items]
Total	9,906	7,028	3,414
Directors [member]
IfrsStatementLineItems [Line Items]
Total	344,701	233,282
Other key management personnel [member]
IfrsStatementLineItems [Line Items]
Total	$ 187,900	$ 231,207	$ 332,606